Summary of Changes in AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (10,149)	$ (9,333)
Other comprehensive (loss) income, net - Foreign Currency Translation	266	(516)
Amounts reclassified, pretax - Foreign Currency Translation	(2)	2
Tax (benefit) expense reclassified - Foreign Currency Translation	43	4
Other comprehensive (loss) income before reclassifications, net - Pension	(584)	(1,736)
Amounts reclassified, pretax - Pension	228	344
Tax (benefit) expense reclassified - Pension	(97)	(326)
Other comprehensive (loss) income before reclassifications, net - AFS Securities	0	0
Amounts reclassified, pretax - AFS Securities	0	0
Tax (benefit) expense reclassified - AFS Securities	0	0
Other Comprehensive Income (Loss), ASU 2016-01 adoption impact on Securities Arising During Period	0	(5)
Other comprehensive (loss) income before reclassifications, net - Unrealized Hedging (Losses) Gains	(33)	(307)
Amounts reclassified, pretax - Unrealized Hedging (Losses) Gains	(51)	16
Tax (benefit) expense reclassified - Unrealized Hedging (Losses) Gains	11	(78)
Other comprehensive (loss) income before reclassifications, net	(337)	(2,529)
Amounts reclassified, pretax	(223)	(326)
Tax (benefit) expense reclassified	(43)	(400)
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, before Tax [Abstract]
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss), Reclassification Adjustment from AOCI, before Tax	170
Other Comprehensive Income (Loss), ASU 2018-02 adoption impact on foreign currency translation Arising During Period	(8)
Other Comprehensive Income (Loss), ASU 2018-02 adoption impact on Defined Benefit Plan Arising During Period	(737)
Other Comprehensive Income (Loss), ASU 2018-02 adoption impact on Derivatives Arising During Period	0
Reclassification from OCI, current period, ASU 2018-02 adoption impact	(745)
Other Comprehensive Income (Loss), ASU 2018-02 adoption impact on Securities Arising During Period	0
Pension Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified, pretax - Pension	17
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, before Tax [Abstract]
Net settlement and curtailment gain (loss)	54	(1)
UNITED STATES | Pension Plan [Member]
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, before Tax [Abstract]
Net settlement and curtailment gain (loss)	98
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(3,211)	(3,442)
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(6,772)	(5,718)
Accumulated Net Unrealized Gain (Loss) on Available-for-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	0	0
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(166)	(173)
Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive (loss) income, net - Foreign Currency Translation	$ (280)	$ 486